Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–86.49%(b)(c)
Aerospace & Defense–3.34%
Atlantic Aviation FBO, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)(d)	3.90%	12/06/2025		$ 8,754	$ 8,666,948
CEP IV Investment 16 S.a.r.l. (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	10/03/2024	EUR	2,677	2,783,793
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.72%	04/08/2026		16,039	14,996,363
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.72%	04/08/2026		8,616	8,056,248
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.50%	06/28/2024		5,690	5,490,858
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	2.90%	10/04/2024		21,539	20,938,471
PAE Holdings Corp.
Delayed Draw Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/04/2027		905	903,043
Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/13/2027		4,464	4,455,014
Peraton Corp., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	04/29/2024		4,274	4,279,007
Spirit Aerosystems, Inc., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	01/15/2025		7,333	7,420,052
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.40%	05/30/2025		19,107	18,565,388
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.40%	12/09/2025		16,436	15,969,051
Term Loan G (1 mo. USD LIBOR + 2.25%)	2.40%	08/22/2024		12,921	12,571,106
					125,095,342
Air Transport–3.63%
American Airlines, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	1.89%	06/27/2025		5,726	4,266,289
Avolon TLB Borrower 1 (US) LLC
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	2.50%	01/15/2025		9,703	9,535,961
Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.25%	02/10/2027		28,480	27,696,408
Term Loan B-5 (1 mo. USD LIBOR + 2.50%)	3.25%	12/01/2027		6,616	6,591,756
Delta Air Lines, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.75%	05/01/2023		33,388	33,798,043
JetBlue Airways Corp., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.25%	07/01/2024		6,204	6,321,331
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (3 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027		13,496	13,947,476
SkyMiles IP Ltd., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/01/2027		16,679	17,087,783
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	04/01/2024		6,854	6,596,729
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	4.00%	12/11/2026		10,719	10,117,726
					135,959,502
Automotive–4.33%
Belron Finance US LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	2.46%	10/30/2026		288	282,098
Ford Motor Co., Delayed Draw Term Loan (3 mo. USD LIBOR + 1.25%)(d)	1.48%	12/31/2022		18,316	17,491,518
Garrett Borrowing LLC
DIP Term Loan(d)(e)	5.50%	03/31/2021		10,065	10,115,275
Term Loan A (3 mo. EURIBOR + 2.75%)	2.75%	09/27/2023	EUR	4,783	5,515,132
Term Loan B (3 mo. USD LIBOR + 2.50%)	5.75%	09/27/2025		7,322	7,180,356
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan (3 mo. USD LIBOR + 2.00%)	2.15%	03/03/2025		5,575	5,479,573
Highline Aftermarket Acquisition LLC
Delayed Draw Term Loan (1 mo. USD LIBOR + 4.50%)(d)	5.25%	10/28/2027		4,652	4,645,963
Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/28/2027		5,117	5,091,371
Les Schwab Tire Centers, Term Loan (1 mo. USD LIBOR + 3.50%)(d)	4.25%	10/26/2027		13,628	13,526,244
Mavis Tire Express Services Corp., Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	03/20/2025		4,722	4,689,368
Navistar, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.65%	11/06/2024		23,611	23,552,151
Panther BF Aggregator 2 L.P. (Canada), Term Loan (1 mo. USD LIBOR + 3.50%)	3.65%	04/30/2026		9,986	9,906,086
Project Boost Purchaser LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.65%	06/01/2026		2,770	2,703,796
Term Loan C (1 mo. USD LIBOR + 4.25%)	5.00%	06/01/2026		1,768	1,758,821
Superior Industries International, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.15%	05/22/2024		9,127	8,961,185
Tenneco, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.15%	10/01/2025		30,607	29,562,133
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
TI Group Automotive Systems LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	12/31/2024		$ 187	$ 186,281
Term Loan B (3 mo. EURIBOR + 3.75%)	4.50%	12/31/2024	EUR	301	361,025
Visteon Corp., Term Loan (1 mo. USD LIBOR + 1.75%)	1.98%	03/25/2024		2,197	2,188,636
Wand NewCo 3, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	3.15%	02/05/2026		811	790,328
Winter Park Intermediate, Inc.
Term Loan (1 mo. USD LIBOR + 4.75%)	4.90%	04/04/2025		4,604	4,543,903
Term Loan B (1 mo. USD LIBOR + 5.25%)	6.25%	11/06/2027		3,918	3,866,460
					162,397,703
Beverage & Tobacco–0.68%
AI Aqua Merger Sub, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	12/13/2023			11,963	11,768,898
First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.25%	12/13/2023			9,176	9,009,177
Arctic Glacier U.S.A., Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	03/20/2024			2,106	1,830,915
Arterra Wines Canada, Inc. (Canada), Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.25%	11/19/2027			2,816	2,820,888
						25,429,878
Building & Development–1.61%
ACProducts, Inc., Term Loan B (1 mo. USD LIBOR + 6.50%)	7.50%	08/18/2025			6,781	6,946,024
American Builders & Contractors Supply Co., Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.15%	01/15/2027			5,314	5,219,777
Apcoa Parking Holdings GmbH (Germany), Term Loan B(f)	–	03/20/2024	EUR		3,467	4,007,799
Brookfield Retail Holdings VII Sub 3 LLC
Term Loan A-2 (3 mo. USD LIBOR + 3.00%)	3.15%	05/31/2023			143	133,001
Term Loan B (3 mo. USD LIBOR + 2.50%)	2.65%	08/27/2025			11,836	10,953,702
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	2.65%	11/15/2023			18,741	18,517,614
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	07/24/2024			6,169	6,176,508
White Cap Buyer LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	10/31/2027			8,296	8,236,522
						60,190,947
Business Equipment & Services–8.27%
Adevinta ASA (France), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	10/22/2027			3,503	3,509,155
Blackhawk Network Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.15%	06/15/2025			5	4,902
Blucora, Inc., Term Loan (2 mo. USD LIBOR + 3.00%)	5.00%	05/22/2024			3,338	3,304,598
Camelot Finance L.P., Term Loan (1 mo. USD LIBOR + 3.25%)	3.15%	10/30/2026			6,718	6,649,595
Cast & Crew Payroll LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	3.90%	02/09/2026			6,424	6,253,394
Change Healthcare Holdings, Inc., Term Loan (3 mo. USD LIBOR + 2.50%)	3.50%	03/01/2024			11,547	11,456,760
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate(g)	2.00%	08/15/2023			17,709	3,187,571
Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	02/15/2023			20,056	14,038,908
Crossmark Holdings, Inc., Term Loan (3 mo. USD LIBOR + 10.00%)	11.00%	07/26/2023			7,320	7,173,907
Dakota Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027			19,851	19,829,367
Second Lien Term Loan B (1 mo. USD LIBOR + 8.00%)(d)	9.00%	03/06/2028			6,579	6,678,204
Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	03/05/2027	EUR		1,197	1,425,139
Dun & Bradstreet Corp. (The), Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	3.90%	02/06/2026			2,913	2,898,852
Garda World Security Corp. (Canada), Term Loan (3 mo. USD LIBOR + 4.75%)	4.91%	10/30/2026			1,425	1,424,601
Genesys Telecom Holdings, U.S., Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	10/08/2027			9,107	9,089,665
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	5.15%	04/16/2025			2,074	2,043,050
GlobalLogic Holdings, Inc., Term Loan B-2(d)(f)	–	08/13/2027			5,172	5,178,972
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B(f)	–	06/23/2024	GBP		2,999	3,512,916
Inmar, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	05/01/2024			16,073	15,584,157
iQor US, Inc.
First Lien PIK Term Loan A-1, 8.00% PIK Rate, 0.00% Cash Rate 8.00% PIK Rate, 0.00% Cash Rate(d)(g)(h)	8.50%	04/01/2021			18,802	11,751,056
First Lien PIK Term Loan B, 8.00% PIK Rate, 0.00% Cash Rate 8.00% PIK Rate, 0.00% Cash Rate(g)(h)	8.00%	04/01/2021			30,685	19,999,303
Second Lien PIK Term Loan, 11.75% PIK Rate, 0.00% Cash Rate(g)(h)	11.75%	04/01/2022			7,339	270,669
Term Loan(d)(f)	–	10/31/2025			12,079	11,958,361
KAR Auction Services, Inc., Term Loan B-6 (3 mo. USD LIBOR + 2.50%)	2.44%	09/15/2026			11,987	11,740,013
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Karman Buyer Corp., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	10/31/2027		$ 8,889	$ 8,829,618
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.90%	02/05/2027		314	312,411
Monitronics International, Inc., First Lien Term Loan (3 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024		33,183	29,599,572
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.90%	11/18/2026		3,931	3,813,102
PGX Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 9.00%)(d)	15.75%	09/30/2024		9,178	2,982,820
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.25%	09/23/2026		6,091	6,066,924
Solera LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	2.90%	03/03/2023		17,241	17,042,528
Speedster Bidco GmbH (Germany), Second Lien Term Loan (1 mo. EURIBOR + 4.25%)	6.25%	02/14/2028	EUR	1,000	1,182,413
Spin Holdco, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.25%	11/14/2022		27,996	27,658,896
Sportradar Capital (Luxembourg), Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	10/27/2027	EUR	1,623	1,942,022
Tech Data Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	3.65%	06/30/2025		5,929	5,943,672
Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	5.00%	05/21/2026		18,735	18,501,034
Verra Mobility Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.40%	02/28/2025		5,312	5,239,508
Wash MultiFamily Acquisition, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	05/16/2022		1,407	1,390,755
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	05/16/2022		218	215,492
					309,683,882
Cable & Satellite Television–7.14%
Altice Financing S.A. (Luxembourg)
Term Loan (1 mo. USD LIBOR + 2.75%)	2.89%	07/15/2025			31,379	30,306,339
Term Loan (1 mo. USD LIBOR + 2.75%)	2.90%	01/31/2026			16,351	15,814,743
Atlantic Broadband Finance LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	2.15%	01/03/2025			13,740	13,555,529
CSC Holdings LLC
Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	2.39%	01/15/2026			6,348	6,201,910
Term Loan (1 mo. USD LIBOR + 2.25%)	2.39%	07/17/2025			32,784	32,073,126
Term Loan (1 mo. USD LIBOR + 2.50%)	2.64%	04/15/2027			1,718	1,684,974
ION Media Networks, Inc., Term Loan B-4 (1 mo. USD LIBOR + 3.00%)	3.19%	12/18/2024			15,524	15,466,336
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (1 mo. USD LIBOR + 4.00%)	4.24%	08/14/2026			19,991	19,816,260
Term Loan B (3 mo. USD LIBOR + 2.75%)	2.90%	07/31/2025			5,625	5,470,424
Term Loan B-12 (1 mo. USD LIBOR + 3.69%)	3.83%	01/31/2026			29,547	29,196,316
Telenet Financing USD LLC, Term Loan AR (1 mo. USD LIBOR + 2.00%)	2.14%	04/15/2028			10,387	10,208,015
UPC Financing Partnership
Term Loan B-1(f)	–	01/31/2029			9,538	9,461,364
Term Loan B-2(f)	–	01/31/2029			9,538	9,461,364
Virgin Media Bristol LLC (United Kingdom)
Term Loan(f)	–	01/15/2029			13,092	13,019,046
Term Loan N (1 mo. USD LIBOR + 2.50%)	2.64%	01/31/2028			25,081	24,653,495
WideOpenWest Finance LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	08/18/2023			2,945	2,915,698
Ziggo Secured Finance Partnership, Term Loan I (1 mo. USD LIBOR + 2.50%)	2.64%	04/15/2028			28,878	28,323,386
						267,628,325
Chemicals & Plastics–3.36%
Aruba Investments, Inc.
First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	10/28/2027	EUR		1,518	1,815,462
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	11/24/2027			4,277	4,265,855
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	11/24/2028			5,672	5,691,190
Ascend Performance Materials Operations LLC, Term Loan B (3 mo. USD LIBOR + 5.25%)	6.25%	08/27/2026			118	118,323
BASF Construction Chemicals (Germany), Term Loan (3 mo. EURIBOR + 4.50%)	4.50%	08/07/2027	EUR		1,203	1,440,957
Colouroz Investment 1 GmbH (Germany), Term Loan B-3 (3 mo. EURIBOR + 3.00%)	3.75%	09/07/2021	EUR		153	170,564
Colouroz Investment LLC (Germany)
First Lien Term Loan B-6 (3 mo. EURIBOR + 3.00%)	3.75%	09/07/2021	EUR		42	46,769
First Lien Term Loan B-7 (3 mo. EURIBOR + 3.00%)	3.75%	09/07/2021	EUR		71	79,621
PIK Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate(f)(g)	–	09/21/2023			8,747	8,142,917
PIK Term Loan B-4, 0.75% PIK Rate, 5.00% Cash Rate(g)	5.00%	09/06/2021	EUR		222	247,652
PIK Term Loan B-5, 0.75% PIK Rate, 5.00% Cash Rate(g)	3.75%	09/07/2021	EUR		255	284,648
PIK Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate(f)(g)	–	09/21/2023			954	888,279
PIK Term Loan, 0.75% PIK Rate, 5.00% Cash Rate(f)(g)	–	09/21/2023	EUR		4,597	5,123,753
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Emerald Performance Materials LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	08/11/2025		$ 1,859	$ 1,859,602
Encapsys LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	4.25%	11/07/2024		50	49,944
Ferro Corp.
Term Loan B-1 (3 mo. USD LIBOR + 2.25%)	2.47%	02/14/2024		317	313,252
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	2.47%	02/14/2024		1,405	1,389,894
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	2.47%	02/14/2024		1,375	1,360,321
Gemini HDPE LLC, Term Loan (3 mo. USD LIBOR + 2.50%)	2.72%	08/07/2024		10,759	10,570,178
H.B. Fuller Co., Term Loan (1 mo. USD LIBOR + 2.00%)	2.15%	10/20/2024		1,119	1,106,136
Hexion International Holdings B.V. (Netherlands), Term Loan B (3 mo. USD LIBOR + 3.50%)	3.73%	07/01/2026		244	241,602
Ineos US Finance LLC, Term Loan (2 mo. USD LIBOR + 2.00%)	2.15%	03/31/2024		11,293	11,094,706
Invictus US NewCo LLC, First Lien Term Loan(f)	–	03/28/2025		6,766	6,586,294
Lummus Technology, Term Loan (1 mo. USD LIBOR + 4.00%)	4.15%	06/30/2027		8,899	8,894,475
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.72%	03/02/2026		13,272	13,106,439
Oxea Corp.
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	10/11/2024	EUR	1,974	2,307,053
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.75%	10/14/2024		6,149	5,919,737
Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	4.75%	11/19/2027		2,919	2,911,211
PQ Corp., Term Loan B(f)	–	02/07/2027		8,176	8,176,234
Proampac PG Borrower LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	11/03/2025		4,972	4,923,341
Starfruit US Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.14%	10/01/2025		17,034	16,756,854
					125,883,263
Clothing & Textiles–0.64%
ABG Intermediate Holdings 2 LLC, Incremental Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	09/29/2024			1,124	1,121,755
International Textile Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	5.22%	05/01/2024			6,451	5,650,864
Mascot Bidco Oy (Finland), Term Loan B(f)	–	03/30/2026	EUR		1,427	1,621,409
Tumi, Inc., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	04/25/2025			15,717	15,422,198
						23,816,226
Conglomerates–0.17%
Safe Fleet Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	02/03/2025			6,700	6,387,924
Containers & Glass Products–2.21%
Berlin Packaging LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.23%	11/07/2025			12,383	12,106,689
Consolidated Container Co. LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	05/22/2024			4,490	4,457,721
Fort Dearborn Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/19/2023			9,126	8,983,199
Graham Packaging Co., Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	07/29/2027			2,817	2,817,525
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.00%	11/21/2023			13,919	12,039,617
Keter Group B.V. (Netherlands)
Term Loan B-1(f)	–	10/31/2023	EUR		15,247	17,846,321
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR		1,000	1,170,485
Klockner Pentaplast of America, Inc., Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	06/30/2022	EUR		8,133	9,614,534
Libbey Glass, Inc.
Term Loan(g)	5.75%	04/09/2021			26,996	4,504,953
Term Loan (1 mo. USD LIBOR + 8.00%)	9.00%	11/12/2025			4,099	4,078,156
Pretium PKG Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/14/2027			3,332	3,303,457
Trident TPI Holdings, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.00%	10/17/2024			1,831	1,801,141
						82,723,798
Cosmetics & Toiletries–1.04%
Coty, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.38%	04/05/2025			32,874	31,089,284
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.00%	06/30/2024			7,887	7,758,559
						38,847,843
Drugs–0.47%
Endo LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.00%	04/29/2024			12,827	12,490,360
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.10%	11/15/2027			2,656	2,619,455
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Drugs–(continued)
Valeant Pharmaceuticals International, Inc. (Canada)
First Lien Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.89%	11/27/2025		$ 188	$ 185,128
Term Loan (1 mo. USD LIBOR + 3.00%)	3.14%	06/02/2025		2,188	2,165,912
					17,460,855
Ecological Services & Equipment–0.37%
GFL Environmental, Inc. (Canada), Incremental Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/30/2025			4,360	4,354,413
Patriot Container Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	03/20/2025			4,391	4,297,889
PHM France Holdco 19 S.A.S. (France), Term Loan B (3 mo. EURIBOR + 3.50%)	3.75%	04/11/2023	EUR		1,255	1,428,147
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(d)	9.25%	10/29/2028			3,764	3,763,757
						13,844,206
Electronics & Electrical–7.96%
AQA Acquisition Holding, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.75%	12/01/2027			3,444	3,431,604
Barracuda Networks, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	7.50%	10/22/2028			783	791,115
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.15%	04/18/2025			1,777	1,754,671
Cambium Learning Group, Inc., Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.72%	12/18/2025			4,202	4,135,060
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.40%	04/06/2026			1,425	1,404,681
Cornerstone OnDemand, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.40%	04/22/2027			4,170	4,174,732
Delta Topco, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/15/2027			16,458	16,331,609
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.00%	10/07/2028			2,537	2,557,102
Devoteam (Castillon SAS - Bidco) (France), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	10/09/2027	EUR		1,554	1,851,754
Diebold Nixdorf, Inc., Term Loan B (1 mo. EURIBOR + 3.00%)	3.00%	11/06/2023	EUR		997	1,139,879
E2open LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	10/29/2027			146	145,456
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.15%	05/06/2026			2,959	2,899,407
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024			15,874	15,422,755
Fusion Connect, Inc., Term Loan (3 mo. USD LIBOR + 9.50%)	11.50%	01/14/2025			3,214	3,208,395
Go Daddy Operating Co. LLC, Term Loan B(f)	–	08/12/2027			5,645	5,634,002
Hyland Software, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	07/01/2024			3,840	3,828,638
Imperva, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	01/10/2026			4,068	4,042,919
Internap Corp.
First Lien Term Loan (1 mo. USD LIBOR + 10.00%)	11.00%	05/08/2023			3,600	3,455,589
PIK Term Loan, 5.50% PIK Rate, 2.00% Cash Rate(d)(g)	4.00%	05/08/2025			11,121	6,672,456
ION Corp., Term Loan (3 mo. USD LIBOR + 4.25%)	4.52%	10/02/2025			3,262	3,228,172
LogMeIn, Term Loan B(f)	–	08/28/2027			21,167	20,952,676
Marcel Bidco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/16/2026			3,020	3,007,379
Mavenir Systems, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	05/08/2025			8,693	8,666,065
Micro Holding L.P., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	09/13/2024			7,090	7,035,132
Mirion Technologies, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	4.27%	03/06/2026			3,116	3,103,828
Natel Engineering Co., Inc., Term Loan (1 mo. USD LIBOR + 5.00%)	6.00%	04/29/2026			7,669	6,796,423
NCR Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)	2.65%	08/28/2026			7,987	7,896,872
Neustar, Inc., Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	4.50%	08/08/2024			18,011	17,231,953
Oberthur Technologies of America Corp., Term Loan B(f)	–	01/10/2024	EUR		4,538	5,364,478
Optiv, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024			12,435	10,983,209
Project Accelerate Parent LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	01/02/2025			8,309	7,623,991
Project Leopard Holdings, Inc., Incremental Term Loan(f)	–	07/07/2023			2,557	2,535,458
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.46%	05/16/2025			26,245	25,473,813
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	04/24/2022			24,398	22,143,780
Sandvine Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	4.65%	10/31/2025			9,347	8,856,387
Science Applications International Corp., Term Loan B (1 mo. USD LIBOR + 1.88%)	2.02%	10/31/2025			9	9,378
SkillSoft Corp., Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	04/27/2025			4,361	4,331,602
Sophos (Surf Holdings LLC) (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	3.75%	03/05/2027			133	130,318
SS&C Technologies, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	1.90%	04/16/2025			4,852	4,783,051
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.90%	04/16/2025			3,729	3,676,195
Term Loan B-5 (1 mo. USD LIBOR + 2.25%)	1.90%	04/16/2025			2,462	2,432,177
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Ultimate Software Group, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	3.90%	05/04/2026		$ 9,036	$ 8,996,984
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	05/10/2027		535	547,336
Term Loan B (3 mo. USD LIBOR + 4.00%)	4.75%	05/04/2026		2,179	2,185,651
Veritas US, Inc.
Term Loan B-1(f)	–	08/13/2025	EUR	798	956,221
Term Loan B-1 (1 mo. USD LIBOR + 5.50%)	6.50%	08/13/2025		11,951	11,826,875
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)	5.75%	02/18/2027		8,339	8,276,680
Xperi Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.15%	06/02/2025		6,153	6,157,052
					298,090,960
Equipment Leasing–0.15%
Delos Finance S.a.r.l. (Luxembourg), Term Loan (3 mo. USD LIBOR + 1.75%)	1.97%	10/06/2023			5,755	5,673,283
Financial Intermediaries–1.43%
Aretec Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.40%	10/01/2025			10,446	10,008,857
Everi Payments, Inc.
Term Loan B (3 mo. USD LIBOR + 2.75%)	3.75%	05/09/2024			20,299	19,920,376
Term Loan B (1 mo. USD LIBOR + 10.50%)	11.50%	05/09/2024			854	889,918
Fiserv Investment Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	4.97%	02/10/2027			4,231	4,225,848
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	06/30/2023			4,484	4,450,814
RPI Finance Trust, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	02/11/2027			5,242	5,243,791
Saphilux S.a.r.l. (Luxembourg), Term Loan (3 mo. EURIBOR + 3.75%)	3.75%	07/11/2025	EUR		1,747	2,062,543
Stiphout Finance LLC
Incremental Term Loan (1 mo. EURIBOR + 3.75%)	3.75%	10/26/2025	EUR		640	763,036
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/26/2025			1,275	1,264,543
TMF Group Holdco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.25%)	3.25%	06/08/2025	EUR		4,000	4,666,026
						53,495,752
Food Products–0.79%
Biscuit International S.A.S. (De Banketgroep Holding International B.V.) (France), First Lien Term Loan (f)	–	02/07/2027	EUR		1,000	1,180,922
H-Food Holdings LLC
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	6.00%	05/23/2025			1,382	1,381,791
Term Loan (1 mo. USD LIBOR + 3.69%)	3.83%	05/23/2025			21,038	20,664,936
JBS USA Lux S.A., Term Loan (1 mo. USD LIBOR + 2.50%)	2.15%	05/01/2026			3,148	3,108,154
Shearer’s Foods LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	09/15/2027			3,272	3,268,964
						29,604,767
Food Service–1.62%
Aramark Services, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.90%	01/15/2027			1,038	1,010,805
Euro Garages (Netherlands)
Term Loan(f)	–	02/06/2025			1,153	1,133,862
Term Loan B (3 mo. USD LIBOR + 4.00%)	4.22%	02/06/2025			663	651,833
Term Loan B(f)	–	02/07/2025	GBP		1,995	2,598,327
Financiere Pax SAS (Spain), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	07/01/2026	EUR		1,000	1,065,490
IRB Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/01/2027			6,766	6,721,968
Term Loan B (3 mo. USD LIBOR + 2.75%)	3.75%	02/05/2025			11,401	11,225,079
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.90%	11/19/2026			22,716	22,141,130
US Foods, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	1.90%	06/27/2023			4,896	4,750,415
Weight Watchers International, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)	5.50%	11/29/2024			9,483	9,519,875
						60,818,784
Health Care–2.46%
Acadia Healthcare Co., Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	2.65%	02/16/2023			7,196	7,152,164
AHP Health Partners, Inc., Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	06/30/2025			2,381	2,382,143
athenahealth, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	4.75%	02/11/2026			10,221	10,191,191
Biogroup-LCD (France), Term Loan B(f)	–	04/25/2026	EUR		1,427	1,707,487
Colisee Patrimoine Group SAS (France), Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	10/08/2027	EUR		780	933,118
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Curium Bidco S.a.r.l. (Luxembourg), Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	10/28/2027		$ 5,143	$ 5,120,604
Dentalcorp Perfect Smile ULC (Canada), First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	06/06/2025		245	238,904
Elanco Animal Health, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	1.90%	02/04/2027		8,078	7,967,779
Explorer Holdings, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027		3,043	3,045,429
EyeCare Partners, LLC
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.75%)	3.90%	02/05/2027		11	10,991
Delayed Draw Term Loan(i)	0.00%	02/05/2027		122	117,241
Term Loan B (1 mo. USD LIBOR + 3.75%)	3.90%	02/05/2027		569	546,818
Financiere N (Luxembourg), Term Loan B-1 (3 mo. EURIBOR + 4.00%)	4.00%	01/22/2026	EUR	558	649,659
Global Medical Response, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/02/2025		7,528	7,446,343
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	4.40%	08/06/2026		589	587,245
IQVIA, Inc.
Term Loan B-1 (3 mo. USD LIBOR + 1.75%)	1.90%	03/07/2024		2,784	2,759,218
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	1.97%	06/11/2025		96	95,113
IWH UK Midco Ltd. (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/31/2025	EUR	3,000	3,367,184
Milano Acquisition Corp., Term Loan B(f)	–	08/13/2027		8,485	8,428,985
Neuraxpharm (Cerebro BidCo / Blitz F20-80 GmbH) (Germany), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR	1,519	1,812,787
Precision Medicine Group LLC
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.75%)(d)(i)	0.00%	10/30/2027		1,038	1,031,769
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(d)	4.50%	10/30/2027		7,960	7,910,231
Prophylaxis B.V. (Netherlands)
Revolver Loan(d)(h)(i)	0.00%	05/30/2024	EUR	2,825	2,793,097
Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	06/05/2025	EUR	1,676	1,539,094
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	10/08/2027		9,394	9,311,661
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	4.65%	08/27/2025		666	665,503
Waystar, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)(d)	4.75%	10/20/2026		4,403	4,386,815
					92,198,573
Home Furnishings–1.12%
Hayward Industries, Inc., First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.75%)(d)	4.50%	08/04/2026			697	685,872
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023			5,154	5,186,109
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023			14,586	13,249,003
SIWF Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	4.40%	06/15/2025			8,319	8,194,192
TGP Holdings III LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.00%	09/25/2024			8,313	8,126,632
Webster-Stephen Products LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	10/20/2027			6,711	6,695,640
						42,137,448
Industrial Equipment–2.02%
Alliance Landry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/30/2027			3,246	3,243,986
Altra Industrial Motion Corp., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.15%	10/01/2025			139	137,560
CIRCOR International, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/11/2024			1,749	1,731,126
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	07/19/2024			854	851,926
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	07/19/2024			3,693	3,640,111
Filtration Group Corp., Term Loan A (1 mo. USD LIBOR + 3.75%)	4.50%	03/29/2025			890	889,293
Gardner Denver, Inc.
Term Loan (1 mo. USD LIBOR + 2.75%)	2.90%	03/01/2027			475	473,321
Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.90%	03/31/2027			3,452	3,395,551
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.90%	03/01/2027			3,486	3,429,680
Hamilton Holdco LLC, Term Loan (3 mo. USD LIBOR + 2.00%)(d)	2.23%	01/02/2027			535	529,848
Kantar (United Kingdom)
Term Loan B(f)	–	10/23/2024			9,126	8,983,107
Term Loan B (3 mo. EURIBOR + 5.00%)	4.75%	12/04/2026	EUR		1,000	1,195,278
North American Lifting Holdings, Inc.
Term Loan (1 mo. USD LIBOR + 6.50%)	7.50%	10/16/2024			11,263	11,572,214
Term Loan(f)	–	04/16/2025			5,031	4,924,043
S2P Acquisiton Borrower, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.15%	08/14/2026			1,263	1,253,031
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B(f)	–	06/30/2027		$ 29,331	$ 29,297,991
					75,548,066
Insurance–0.55%
Alliant Holdings Intermediate LLC, Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	4.25%	10/15/2027			1,214	1,211,187
AmWINS Group LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	01/25/2024			2,050	2,046,208
HUB International Ltd., Term Loan (3 mo. USD LIBOR + 3.00%)	2.98%	04/25/2025			2,956	2,890,019
Ryan Specialty Group LLC, Term Loan(f)	–	07/23/2027			11,411	11,382,480
USI, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	3.22%	05/16/2024			3,300	3,235,449
						20,765,343
Leisure Goods, Activities & Movies–2.60%
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024			19,885	19,431,044
Ancestry.com Operations, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	4.15%	08/21/2026			15,239	15,241,388
Crown Finance US, Inc.
Term Loan(f)	–	02/28/2025	EUR		257	239,275
Term Loan (3 mo. USD LIBOR + 2.25%)	2.77%	02/28/2025			5,359	4,142,447
Term Loan (3 mo. USD LIBOR + 2.50%)	3.02%	09/20/2026			8,096	6,183,587
Deluxe Entertainment Services Group, Inc.
First Lien PIK Term Loan, 1.50% PIK Rate, 6.00% Cash Rate(g)	6.00%	03/25/2024			2,035	0
Second Lien PIK Term Loan, 2.50% PIK Rate, 7.00% Cash Rate (Acquired 08/07/2019-09/30/2020; Cost $4,851,052)(g)(j)	2.50%	09/25/2024			7,349	0
Dorna Sports S.L. (Spain), Term Loan B-2(f)	–	05/03/2024	EUR		2,389	2,817,245
HNVR Holdco Ltd. (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	09/12/2023	EUR		4,947	5,279,446
Term Loan C (6 mo. EURIBOR + 4.50%)	4.50%	09/12/2025	EUR		8,564	9,108,963
Invictus Media S.L.U. (Spain)
Term Loan A-1 (3 mo. EURIBOR + 4.25%)	4.25%	06/26/2024	EUR		1,229	1,241,404
Term Loan A-2 (3 mo. EURIBOR + 4.25%)	4.25%	06/26/2024	EUR		771	778,987
Markermeer Finance B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	01/25/2027	EUR		6,000	6,987,122
Metro-Goldwyn-Mayer, Inc., First Lien Term Loan (3 mo. USD LIBOR + 2.50%)	2.65%	07/03/2025			5,290	5,166,460
Parques Reunidos (Spain)
Incremental Term Loan B-2(f)	–	09/27/2026	EUR		1,000	1,182,115
Term Loan B-1(f)	–	09/27/2026	EUR		7,872	8,696,035
SeaWorld Parks & Entertainment, Inc., Term Loan B-5 (3 mo. USD LIBOR + 3.00%)	3.75%	04/01/2024			10,154	9,711,422
Six Flage Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.90%	04/17/2026			1,300	1,233,886
						97,440,826
Lodging & Casinos–4.41%
Aimbridge Acquisition Co., Inc.
Incremental Term Loan (1 mo. USD LIBOR + 6.00%)	6.75%	02/01/2026			6,977	6,924,685
Term Loan (3 mo. USD LIBOR + 3.75%)	3.90%	02/01/2026			1,873	1,767,601
Aristocrat Technologies, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2024			7,415	7,445,569
B&B Hotels S.A.S. (France), Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR		7,559	8,362,752
Caesars Resort Collection LLC
Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.65%	06/30/2025			3,529	3,503,395
Term Loan B (1 mo. USD LIBOR + 2.75%)	2.90%	12/23/2024			50,173	48,639,683
CityCenter Holdings LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	3.00%	04/18/2024			8,799	8,507,791
GVC Finance LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	3.25%	03/29/2024			3,734	3,698,156
Hilton Worldwide Finance LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.90%	06/22/2026			6,901	6,748,053
RHP Hotel Properties L.P., Term Loan B (3 mo. USD LIBOR + 2.00%)	2.15%	05/11/2024			4,738	4,572,002
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.90%	08/14/2024			24,004	23,246,384
Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	3.72%	07/10/2025			19,012	19,083,421
Station Casinos LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.50%	02/08/2027			14,041	13,666,196
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	12/20/2024			4,031	3,936,489
Wyndham Hotels & Resorts, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	05/30/2025			5,429	5,312,854
						165,415,031
Nonferrous Metals & Minerals–1.94%
ACNR Holdings, Inc., Term Loan (1 mo. USD LIBOR + 13.00%)	14.00%	09/16/2025			59,168	57,393,015
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Nonferrous Metals & Minerals–(continued)
Form Technologies LLC, First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.25%	01/28/2022	$ 4,435	$ 4,226,112
Kissner Group, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	03/01/2027	11,093	11,093,002
				72,712,129
Oil & Gas–3.04%
BCP Renaissance Parent LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	10/31/2024		3,689	3,474,615
Brazos Delaware II LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	4.15%	05/21/2025		14,156	11,569,667
Fieldwood Energy LLC
DIP Delayed Draw Term Loan (1 mo. USD LIBOR + 8.75%)(d)	9.75%	08/04/2021		1,218	1,215,326
DIP Delayed Draw Term Loan (1 mo. USD LIBOR + 8.75%)(d)(i)	0.00%	08/04/2021		10,965	10,937,938
First Lien Term Loan (3 mo. USD LIBOR + 5.25%)(h)	6.25%	04/11/2022		81,491	19,014,769
GIP III Stetson I L.P., Term Loan (3 mo. USD LIBOR + 4.25%)	4.40%	07/18/2025		6,706	5,859,574
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	07/02/2023		9,006	4,378,921
Larchmont Resources LLC, Term Loan A (3 mo. USD LIBOR + 7.00%)(d)	11.00%	08/09/2021		6,030	2,713,368
Lower Cadence Holdings LLC, Term Loan(f)	–	05/22/2026		2,821	2,700,959
McDermott International Ltd.
LOC(d)(i)	0.00%	06/30/2024		15,080	13,798,648
PIK Term Loan, 3.00% PIK Rate, 1.15% Cash Rate(g)	3.00%	06/30/2025		3,668	2,500,309
Term Loan (1 mo. USD LIBOR + 3.00%)(d)	3.15%	06/30/2024		422	348,448
Navitas Midstream Midland Basin LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	12/13/2024		5,426	5,220,152
Petroleum GEO-Services ASA, Term Loan (1 mo. USD LIBOR + 7.00%)	7.23%	03/19/2024		6,675	4,972,689
Seadrill Operating L.P.
Revolver Loan (1 mo. USD LIBOR + 10.00%)(d)	11.00%	02/21/2021		3,938	3,996,650
Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	02/21/2021		72,667	7,731,084
Southcross Energy Partners L.P., Revolver Loan(d)(i)	0.00%	01/31/2025		3,129	2,925,793
Sunrise Oil & Gas, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 7.00%)(d)	8.00%	01/17/2023		4,618	4,156,191
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(d)	8.00%	01/17/2023		4,742	3,699,134
Term Loan (1 mo. USD LIBOR + 7.00%)(d)	8.00%	01/17/2023		5,522	2,788,363
					114,002,598
Publishing–2.24%
Ascend Learning LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	07/12/2024		1,821	1,821,486
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.25%	06/07/2023		25,741	23,987,654
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.71%	08/21/2026		23,879	22,535,350
Nielsen Finance LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	4.75%	06/30/2025		35,397	35,520,874
					83,865,364
Radio & Television–2.51%
Gray Television, Inc.
Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	2.40%	02/07/2024		501	493,411
Term Loan C (3 mo. USD LIBOR + 2.50%)	2.65%	01/02/2026		195	193,136
iHeartCommunications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	3.15%	05/01/2026		23,965	23,220,892
Nexstar Broadcasting, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.40%	01/17/2024		24,556	24,261,219
Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	2.90%	09/18/2026		8,221	8,139,458
Sinclair Television Group, Inc.
Term Loan B (1 mo. USD LIBOR + 2.25%)	2.40%	01/03/2024		28,643	28,049,508
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.65%	09/30/2026		9,705	9,520,086
					93,877,710
Retailers (except Food & Drug)–2.03%
CNT Holdings I Corp. (1-800 Contacts)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/16/2027		11,041	10,970,439
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/16/2028		2,812	2,836,960
Harbor Freight Tools USA, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	10/15/2027		1,220	1,213,622
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Retailers (except Food & Drug)–(continued)
Kirk Beauty One GmbH (Germany)
Term Loan B-1 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	3,616	$ 3,868,909
Term Loan B-2 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	1,426	1,526,348
Term Loan B-3 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	4,457	4,768,926
Term Loan B-4 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	2,886	3,088,352
Term Loan B-5 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	632	676,645
Term Loan B-6 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	2,316	2,477,806
Term Loan B-7 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	1,936	2,072,036
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	01/26/2023		$ 15,989	15,139,757
PetSmart, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	03/11/2022		27,536	27,435,414
					76,075,214
Surface Transport–3.41%
Daseke Cos, Inc., Term Loan (3 mo. USD LIBOR + 5.00%)	6.00%	02/27/2024			4,787	4,760,210
Kenan Advantage Group, Inc. (The), Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	07/29/2022			5,413	5,283,962
Odyssey Logistics & Technology Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	10/12/2024			515	490,066
PODS LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.75%	12/06/2024			5,339	5,297,366
Western Express, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 8.25%)(d)	8.48%	02/23/2022			112,231	111,950,795
						127,782,399
Telecommunications–5.49%
Avaya, Inc.
Term Loan B (1 mo. USD LIBOR + 4.25%)	4.39%	12/15/2024			640	640,371
Term Loan B-1 (1 mo. USD LIBOR + 4.25%)	4.39%	12/15/2027			20,208	20,001,429
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	09/15/2027			1,897	1,889,199
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.40%	03/15/2027			23,751	23,265,973
Cincinnati Bell, Inc., Term Loan B (3 mo. USD LIBOR + 3.25%)	4.25%	10/02/2024			26,516	26,541,942
Colorado Buyer, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024			2,949	2,744,652
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/18/2027			11,050	11,073,119
Eagle Broadband Investments LLC (Mega Broadband), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	10/29/2027			1,137	1,131,306
Frontier Communications Corp., DIP Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/08/2021			7,913	7,937,416
GCI Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.50%	09/24/2025			1,196	1,193,164
Hargray Communications Group, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	05/16/2024			2,867	2,846,630
Inmarsat Finance PLC (United Kingdom), Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/11/2026			8,501	8,499,360
Intelsat Jackson Holdings S.A. (Luxembourg)
DIP Term Loan (1 mo. USD LIBOR + 5.50%)	3.60%	07/13/2021			1,042	355,983
DIP Term Loan (1 mo. USD LIBOR + 5.50%)(i)	0.00%	07/13/2021			347	1,067,950
Term Loan B-3 (1 mo. USD LIBOR + 3.75%)(e)	8.00%	11/27/2023			23,195	23,561,864
Term Loan B-5 (1 mo. USD LIBOR + 8.63%)(e)	8.63%	01/02/2024			1,924	1,960,250
IPC Systems, Inc.
Second Lien PIK Term Loan (3 mo. USD LIBOR + 4.50%)	12.50%	02/06/2022			18,330	1,527,514
Second Lien Term Loan (3 mo. USD LIBOR + 9.50%)	10.50%	02/04/2022			13,366	1,113,836
Iridium Satellite LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	11/04/2026			53	52,946
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	03/01/2027			19,227	18,815,269
MLN US HoldCo LLC, First Lien Term Loan B (1 mo. USD LIBOR + 4.50%)	4.64%	11/30/2025			18,010	15,769,616
MTN Infrastructure TopCo, Inc., Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	11/17/2024			997	997,495
Project Jerico (France), Term Loan B(f)	–	11/22/2026	EUR		2,000	2,354,878
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/10/2026			3,587	3,576,482
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.90%	12/07/2026			6,646	6,507,567
Windstream Services LLC, Term Loan B(f)	–	08/15/2027			18,287	17,647,425
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.15%	02/20/2027			2,795	2,751,285
						205,824,921
Utilities–3.46%
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	08/01/2025			1,968	1,953,116
Calpine Construction Finance Co. L.P., Term Loan (1 mo. USD LIBOR + 2.50%)	2.15%	01/15/2025			7,624	7,530,332
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–(continued)
Calpine Corp.
Term Loan (3 mo. USD LIBOR + 2.50%)	2.40%	01/15/2024	$ 5,960	$ 5,938,207
Term Loan (2 mo. USD LIBOR + 2.75%)	2.40%	04/05/2026	5,786	5,735,824
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025	29,201	29,180,788
Frontera Generation Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.25%)(h)	5.25%	05/02/2025	43,039	12,606,728
Granite Acquisition, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	4.75%	12/17/2021	9,055	9,057,783
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/31/2026	15,298	15,281,487
Heritage Power LLC, Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	07/30/2026	10,940	10,461,879
Invenergy Thermal Operating I LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	3.15%	08/28/2025	172	172,141
Lightstone Holdco LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024	15,390	13,998,787
Term Loan C (1 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024	861	783,291
Nautilus Power LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024	7,259	7,191,387
Pike Corp., Term Loan B(f)	–	07/24/2026	1,321	1,319,789
PowerTeam Services LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	03/06/2025	4,650	4,555,713
USIC Holding, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	12/08/2023	3,891	3,847,002
				129,614,254
Total Variable Rate Senior Loan Interests (Cost $3,456,832,218)					3,240,293,116
U.S. Dollar Denominated Bonds & Notes–5.23%
Aerospace & Defense–0.29%
Spirit AeroSystems, Inc.(k)	5.50%	01/15/2025		1,484	1,578,605
TransDigm, Inc.(k)	8.00%	12/15/2025		4,315	4,718,453
TransDigm, Inc.(k)	6.25%	03/15/2026		4,449	4,721,523
					11,018,581
Air Transport–0.71%
Delta Air Lines, Inc.(k)	7.00%	05/01/2025		1,641	1,876,221
Delta Air Lines, Inc./SkyMiles IP Ltd.(k)	4.75%	10/20/2028		8,392	9,046,515
Delta Air Lines, Inc./SkyMiles IP Ltd.(k)	4.50%	10/20/2025		9,513	10,050,761
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.(k)	6.50%	06/20/2027		5,136	5,578,980
					26,552,477
Automotive–0.02%
Tenneco, Inc.(k)	7.88%	01/15/2029		774	855,270
Building & Development–0.48%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(k)	5.75%	05/15/2026		18,332	16,899,813
Forterra Finance LLC/FRTA Finance Corp.(k)	6.50%	07/15/2025		883	944,545
					17,844,358
Business Equipment & Services–0.29%
Advantage Sales & Marketing, Inc.(k)	6.50%	11/15/2028		3,298	3,378,389
Prime Security Services Borrower LLC/Prime Finance, Inc.(k)	3.38%	08/31/2027		7,453	7,369,153
					10,747,542
Cable & Satellite Television–0.25%
Altice Financing S.A. (Luxembourg)(k)	5.00%	01/15/2028		1,934	1,977,873
Virgin Media Secured Finance PLC (United Kingdom)(k)	4.50%	08/15/2030		7,139	7,490,596
					9,468,469
Containers & Glass Products–0.00%
Reynolds Group Issuer, Inc./LLC(k)	5.13%	07/15/2023		67	67,850
Electronics & Electrical–0.60%
CommScope, Inc.(k)	5.50%	03/01/2024		1,623	1,669,848
CommScope, Inc.(k)	6.00%	03/01/2026		5,721	6,043,178
Dell International LLC/EMC Corp.(k)	6.20%	07/15/2030		1,463	1,860,879
Diebold Nixdorf, Inc.(k)	9.38%	07/15/2025		8,321	9,147,899
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Electronics & Electrical–(continued)
Energizer Holdings, Inc.(k)	4.38%	03/31/2029	$ 3,846	$ 3,930,420
				22,652,224
Financial Intermediaries–0.04%
Arrow Global Finance PLC (United Kingdom) (3 mo. EURIBOR + 3.75%)(k)(l)	3.75%	03/01/2026	EUR	1,377	1,631,583
Food Service–0.07%
1011778 BC ULC/New Red Finance, Inc. (Canada)(k)	5.75%	04/15/2025		2,468	2,638,860
Health Care–0.06%
Global Medical Response, Inc.(k)	6.50%	10/01/2025		2,282	2,353,313
Industrial Equipment–0.10%
Vertical US Newco, Inc. (Germany)(k)	5.25%	07/15/2027		3,452	3,631,072
Leisure Goods, Activities & Movies–0.20%
AMC Entertainment Holdings, Inc.(k)	10.50%	04/15/2025		6,528	5,246,880
SeaWorld Parks & Entertainment, Inc.(k)	8.75%	05/01/2025		1,996	2,144,452
					7,391,332
Lodging & Casinos–0.44%
Caesars Entertainment, Inc.(k)	6.25%	07/01/2025		15,446	16,492,389
Radio & Television–0.76%
Diamond Sports Group LLC/Diamond Sports Finance Co.(k)	5.38%	08/15/2026		36,493	28,350,499
Telecommunications–0.74%
Avaya, Inc.(k)	6.13%	09/15/2028		8,662	9,160,065
Cablevision Lightpath LLC(k)	3.88%	09/15/2027		1,317	1,333,265
CenturyLink, Inc.(k)	4.00%	02/15/2027		2,463	2,549,501
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom)(k)	6.75%	10/01/2026		1,831	1,900,303
Consolidated Communications, Inc.(k)	6.50%	10/01/2028		2,005	2,176,287
Frontier Communications Corp.(k)	5.88%	10/15/2027		2,822	2,971,919
Windstream Escrow LLC/Windstream Escrow Finance Corp.(k)	7.75%	08/15/2028		7,595	7,672,545
					27,763,885
Utilities–0.18%
Calpine Corp.(k)	5.25%	06/01/2026		1,663	1,725,446
Calpine Corp.(k)	4.50%	02/15/2028		3,229	3,338,786
Vistra Operations Co. LLC(k)	4.30%	07/15/2029		1,414	1,584,067
					6,648,299
Total U.S. Dollar Denominated Bonds & Notes (Cost $186,901,234)					196,108,003
			Shares
Common Stocks & Other Equity Interests–2.55%(m)
Business Equipment & Services–0.61%
Checkout Holding Corp.(n)				243,609	76,128
Crossmark Holdings, Inc.(d)(n)(o)				125,030	22,900,495
Crossmark Holdings, Inc., Wts. expiring 07/26/2024(d)(n)				8,559	0
					22,976,623
Electronics & Electrical–0.06%
Fusion Connect, Inc.(n)				112	126
Fusion Connect, Inc., Wts., expiring 01/14/2040(d)(n)				1,046,740	1,177,583
Internap Corp.(n)				2,414,890	615,797
Sunguard Availability Services Capital, Inc.(n)				37,093	352,383
					2,145,889
Industrial Equipment–0.28%
North American Lifting Holdings, Inc.(n)				610,003	10,522,552
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

			Shares		Value
Leisure Goods, Activities & Movies–0.00%
Deluxe Entertainment Services Group, Inc.(n)				1,493,129	$ 0
Nonferrous Metals & Minerals–0.60%
Arch Resources, Inc.(o)				303,340	10,143,690
Murray Energy Corp.(n)(o)(p)				525,946	3,594,052
Murray Energy Corp.(n)(p)				102,803	702,504
Murray Energy Corp.(n)(p)				176,360	8,024,380
					22,464,626
Oil & Gas–0.28%
HGIM Corp.(n)				116,269	43,601
Larchmont Resources LLC(n)(o)				8,017	320,691
McDermott International Ltd.(n)				1,613,406	1,790,881
Quicksilver Resources, Inc.(n)				145,955,000	0
Sabine Oil & Gas Holdings, Inc.(d)(n)				17,931	251,034
Southcross Energy Partners L.P.(n)(o)				1,822,942	255,212
Sunrise Oil & Gas, Inc.(n)				699,391	3,147,259
Tribune Resources, Inc.(n)(o)				5,777,075	4,621,660
Tribune Resources, Inc., Wts., expiring 04/03/2023(n)				1,495,722	44,872
Vantage Drilling International(n)				7,265	23,611
					10,498,821
Publishing–0.20%
Clear Channel Outdoor Holdings, Inc.(n)				4,910,114	7,414,272
Radio & Television–0.27%
iHeartCommunications, Inc., Wts. expiring 05/01/2039(n)				582,990	5,684,152
iHeartMedia, Inc., Class A(n)				327,380	3,913,828
MGOC, Inc.(d)(n)				6,554,344	385,723
					9,983,703
Surface Transport–0.25%
Commercial Barge Line Co.(n)(p)				34,990	1,417,095
Commercial Barge Line Co., Series A, Wts., expiring 04/27/2045(n)				136,865	3,284,760
Commercial Barge Line Co., Series B, Wts., expiring 04/27/2045(n)				98,967	3,290,653
Commercial Barge Line Co., Wts., expiring 04/27/2045(n)				36,784	1,489,752
Commercial Barge Line Co., Wts., expiring 04/30/2045(n)(p)				98,967	41,923
Commercial Barge Line Co., Wts., expiring 08/18/2030(n)(p)				136,865	43,483
					9,567,666
Telecommunications–0.00%
IPC Systems, Inc.(n)				104,925	52,987
Total Common Stocks & Other Equity Interests (Cost $390,670,183)					95,627,139
	Interest Rate	Maturity Date	Principal Amount (000)
Non-U.S. Dollar Denominated Bonds & Notes–1.29%(q)
Building & Development–0.05%
Haya Real Estate S.A. (Spain)(k)	5.25%	11/15/2022	EUR	2,000	2,010,087
Cable & Satellite Television–0.05%
Altice Finco S.A. (Luxembourg)(k)	4.75%	01/15/2028	EUR	1,566	1,788,580
Electronics & Electrical–0.02%
Centurion Bidco S.p.A. (Italy)(k)	5.88%	09/30/2026	EUR	635	774,181
Financial Intermediaries–0.65%
Arrow Global Finance PLC (United Kingdom) (3 mo. EURIBOR + 2.88%)(k)(l)	2.88%	04/01/2025	EUR	1,643	1,911,210
Encore Capital Group, Inc.(k)	5.38%	02/15/2026	GBP	1,453	1,963,702
Garfunkelux Holdco 3 S.A. (Luxembourg)(k)(l)	6.25%	05/01/2026	EUR	4,684	5,608,823
Garfunkelux Holdco 3 S.A. (Luxembourg)(k)	6.75%	11/01/2025	EUR	6,341	7,808,647
Newday Bondco PLC (Jersey)(k)	7.38%	02/01/2024	GBP	2,000	2,452,996
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)		Value
Financial Intermediaries–(continued)
Newday Bondco PLC (Jersey) (3 mo. GBP LIBOR + 6.50%)(k)(l)	6.54%	02/01/2023	GBP	3,698	$ 4,544,218
					24,289,596
Home Furnishings–0.38%
Very Group Funding PLC (The) (United Kingdom)(k)	7.75%	11/15/2022	GBP		10,667	14,383,896
Leisure Goods, Activities & Movies–0.05%
Marcolin S.p.A. (Italy) (3 mo. EURIBOR + 4.13%)(k)(l)	4.13%	02/15/2023	EUR		1,667	1,849,467
Lodging & Casinos–0.09%
TVL Finance PLC (United Kingdom)(k)(l)	5.42%	07/15/2025	GBP		2,946	3,425,728
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $46,587,656)						48,521,535
Asset-Backed Securities–1.01%
Structured Products–1.01%
Apidos CLO XXVI, Series 2017-26A, Class D (Cayman Islands) (3 mo. USD LIBOR + 6.10%)(k)(l)	6.32%	07/18/2029			$ 1,059	981,657
Dryden 43 Senior Loan Fund, Series 2016-43A, Class ERR (Cayman Islands) (3 mo. USD LIBOR + 6.70%)(k)(l)	6.92%	07/20/2029			2,080	2,008,762
Dryden 54 Senior Loan Fund, Series 2016-43A, Class ERR (Cayman Islands) (3 mo. USD LIBOR + 6.20%)(k)(l)	6.42%	10/19/2029			2,000	1,903,657
Dryden 72 CLO Ltd., Series 2019-72A, Class E (Cayman Islands) (3 mo. USD LIBOR + 6.80%)(k)(l)	7.02%	05/15/2032			1,000	1,002,905
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B2LR (Cayman Islands) (3 mo. USD LIBOR + 6.45%)(k)(l)	6.67%	08/15/2030			5,000	4,926,210
Flatiron CLO Ltd., Series 2017-1A, Class E (3 mo. USD LIBOR + 6.00%)(k)(l)	6.22%	05/15/2030			2,706	2,600,737
Madison Park Funding XXX Ltd., Series 2018-30A, Class E (Cayman Islands) (3 mo. USD LIBOR + 4.95%)(k)(l)	5.19%	04/15/2029			3,275	2,941,903
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class E (Cayman Islands) (3 mo. USD LIBOR + 5.90%)(k)(l)	6.12%	10/18/2030			533	511,854
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E (Cayman Islands) (3 mo. USD LIBOR + 7.15%)(k)(l)	7.36%	01/21/2030			7,625	7,623,864
Regatta XIV Funding Ltd., Series 2018-3A, Class E (Cayman Islands) (3 mo. USD LIBOR + 5.95%)(k)(l)	6.16%	10/25/2031			2,200	2,029,119
TCI-Symphony CLO Ltd., Series 2017-1A, Class E (Cayman Islands) (3 mo. USD LIBOR + 6.45%)(k)(l)	6.69%	07/15/2030			5,000	4,793,092
TICP CLO VI Ltd., Series 2016-6A, Class ER (Cayman Islands) (3 mo. USD LIBOR + 6.40%)(k)(l)	6.64%	01/15/2029			6,462	6,362,198
Total Asset-Backed Securities (Cost $35,979,590)						37,685,958
			Shares
Preferred Stocks–0.53%(m)
Oil & Gas–0.31%
Southcross Energy Partners L.P., Series A, Pfd.					11,536,345	6,748,762
Southcross Energy Partners L.P., Series B, Pfd.					3,324,117	4,736,867
						11,485,629
Surface Transport–0.22%
Commercial Barge Line Co., Series A, Pfd.					130,200	3,547,950
Commercial Barge Line Co., Series B, Pfd.					140,921	4,685,623
						8,233,573
Total Preferred Stocks (Cost $18,943,171)						19,719,202

Money Market Funds–7.06%
Invesco Government & Agency Portfolio,Institutional Class, 0.01%(o)(r)					160,821,725	160,821,725
Invesco Treasury Portfolio,Institutional Class, 0.01%(o)(r)					103,528,484	103,528,484
Total Money Market Funds (Cost $264,350,209)						264,350,209
TOTAL INVESTMENTS IN SECURITIES–104.16% (Cost $4,400,264,261)						3,902,305,162
OTHER ASSETS LESS LIABILITIES–(4.16)%						(155,997,676)
NET ASSETS–100.00%						$3,746,307,486
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

Investment Abbreviations:
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	The borrower has filed for protection in federal bankruptcy court.
(f)	This variable rate interest will settle after November 30, 2020, at which time the interest rate will be determined.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2020 was $66,435,622, which represented 1.77% of the Fund’s Net Assets.
(i)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(j)	Restricted security. The value of this security at period end represented less than 1% of the Fund’s Net Assets.
(k)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $282,315,496, which represented 7.54% of the Fund’s Net Assets.
(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2020.
(m)	Securities acquired through the restructuring of senior loans.
(n)	Non-income producing security.
(o)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2020	Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$189,828,702	$253,161,186	$(282,168,163)	$-	$-	$160,821,725	$6,014
Invesco Treasury Portfolio, Institutional Class	119,786,041	171,854,551	(188,112,108)	-	-	103,528,484	3,064
Investments in Other Affiliates:
Arch Resources, Inc.	15,905,705	7,783	(5,232,077)	4,924,140	(5,461,861)	10,143,690	-
Crossmark Holdings, Inc.	7,345,512	-	-	15,554,983	-	22,900,495	-
Larchmont Resources LLC	320,691	-	-	-	-	320,691	-
Larchmont Resources LLC, Term Loan A**	2,713,368	5,106	-	(5,106)	-	2,713,368	-
Murray Energy Corp.	-	6,048,379	-	(2,454,327)	-	3,594,052	-
Southcross Energy Partners L.P.	255,212	-	-	-	-	255,212	-
Southcross Energy Partners L.P., Revolver Loan**	2,925,793	-	-	-	-	2,925,793	-
Southcross Energy Partners L.P., Series A, Pfd**	8,075,441	-	-	(1,326,679)	-	6,748,762	-
Southcross Energy Partners L.P., Series B, Pfd.**	4,570,661	-	-	166,206	-	4,736,867	-
Tribune Resources, Inc.	5,054,940	-	-	(433,280)	-	4,621,660	-
Tribune Resources, Inc., Wts. expiring 04/03/2023 **	44,872	-	-	-	-	44,872	-
Total	$356,826,938	$431,077,005	$(475,512,348)	$16,425,937	$(5,461,861)	$323,355,671	$9,078

**	As of November 30, 2020, this security was not considered as an affiliate of the Fund.

See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

(p)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(q)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(r)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/15/2020	Barclays Bank PLC	USD	9,130,153	GBP	6,893,410	$61,421
12/15/2020	Canadian Imperial Bank of Commerce	USD	211,798	EUR	181,190	4,418
12/15/2020	Canadian Imperial Bank of Commerce	USD	9,500,778	GBP	7,172,230	62,570
01/15/2021	Canadian Imperial Bank of Commerce	EUR	3,897,533	USD	4,679,144	23,478
12/15/2020	Citibank N.A.	USD	6,812,454	EUR	5,762,669	64,211
12/15/2020	Morgan Stanley & Co.	USD	6,814,702	EUR	5,762,669	61,964
12/15/2020	Morgan Stanley & Co.	USD	9,501,525	GBP	7,172,225	61,816
12/15/2020	Royal Bank of Scotland PLC	USD	1,181,645	EUR	1,009,022	22,434
12/15/2020	State Street Bank & Trust Co.	USD	6,977,655	EUR	5,900,953	64,025
12/15/2020	UBS AG	USD	181,866	EUR	154,963	3,054
Subtotal—Appreciation						429,391
Currency Risk
12/15/2020	Barclays Bank PLC	EUR	2,022,315	USD	2,387,757	(25,497)
01/15/2021	Barclays Bank PLC	EUR	3,300,000	USD	3,935,149	(6,755)
01/15/2021	Barclays Bank PLC	GBP	7,075,095	USD	9,373,881	(64,622)
12/15/2020	BNP Paribas S.A.	EUR	2,022,315	USD	2,388,161	(25,093)
12/15/2020	Canadian Imperial Bank of Commerce	GBP	6,979,320	USD	9,129,367	(176,757)
01/15/2021	Canadian Imperial Bank of Commerce	GBP	7,081,385	USD	9,383,462	(63,432)
01/15/2021	Canadian Imperial Bank of Commerce	USD	3,947,800	EUR	3,300,000	(5,896)
12/15/2020	Citibank N.A.	EUR	321,260	USD	381,681	(1,682)
12/15/2020	Citibank N.A.	GBP	7,329,335	USD	9,587,542	(185,286)
01/15/2021	Citibank N.A.	EUR	6,696,147	USD	7,928,052	(70,605)
01/15/2021	Citibank N.A.	GBP	268,923	USD	355,265	(3,491)
12/15/2020	Morgan Stanley & Co.	EUR	12,191,582	USD	14,387,488	(160,881)
01/15/2021	Morgan Stanley & Co.	EUR	6,460,790	USD	7,650,518	(67,001)
01/15/2021	Morgan Stanley & Co.	GBP	7,081,385	USD	9,384,288	(62,606)
12/15/2020	Royal Bank of Canada	EUR	2,213,994	USD	2,607,809	(34,178)
01/15/2021	Royal Bank of Canada	EUR	2,318,323	USD	2,753,372	(15,902)
01/15/2021	Royal Bank of Canada	GBP	227,878	USD	302,743	(1,257)
12/15/2020	State Street Bank & Trust Co.	GBP	6,929,210	USD	9,063,199	(176,110)
01/15/2021	State Street Bank & Trust Co.	EUR	6,862,039	USD	8,126,882	(69,935)
01/15/2021	UBS AG	EUR	2,207,871	USD	2,601,372	(35,967)
Subtotal—Depreciation						(1,252,953)
Total Forward Foreign Currency Contracts						$(823,562)

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
During the period ended November 30, 2020, there were transfers from Level 3 to Level 2 of $91,718,995, due to third-party vendor quotations utilizing more than one market quote and from Level 1 to Level 3 of $251,034, due to lack of availability of market data for this security. Also, there were transfers from Level 2 to Level 3 of fixed income securities of $8,666,948, due to third party vendor quotations utilizing single market quotes, and of equity securities of $24,078,077, due to lack of availability of market data for these securities.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$2,957,290,930	$283,002,186	$3,240,293,116
U.S. Dollar Denominated Bonds & Notes	—	196,108,003	—	196,108,003
Common Stocks & Other Equity Interests	23,988,786	46,923,518	24,714,835	95,627,139
Non-U.S. Dollar Denominated Bonds & Notes	—	48,521,535	—	48,521,535
Asset-Backed Securities	—	37,685,958	—	37,685,958
Preferred Stocks	—	19,719,202	—	19,719,202
Money Market Funds	264,350,209	—	—	264,350,209
Total Investments in Securities	288,338,995	3,306,249,146	307,717,021	3,902,305,162
Other Investments - Assets*
Investments Matured	—	0	—	0
Forward Foreign Currency Contracts	—	429,391	—	429,391
	—	429,391	—	429,391
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,252,953)	—	(1,252,953)
Total Other Investments	—	(823,562)	—	(823,562)
Total Investments	$288,338,995	$3,305,425,584	$307,717,021	$3,901,481,600

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended November 30, 2020:
	Value 08/31/20	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 11/30/20
Variable Rate Senior Loan Interests	$314,795,673	$99,066,439	$(48,082,855)	$(548,217)	$751,380	$71,813	$8,666,948	$(91,718,995)	$283,002,186
Common Stocks & Other Equity Interests	1,356,260	–	(15,591,617)	–	(52,318,647)	66,939,728	24,329,111	–	24,714,835
Investments Matured	5,047,489	6,487,350	(12,335,305)	337,383	514,119	(51,036)	–	–	–
Total	$321,199,422	$105,553,789	$(76,009,777)	$(210,834)	$(51,053,148)	$66,960,505	$32,996,059	$(91,718,995)	$307,717,021
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
Invesco Senior Floating Rate Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:
	Fair Value at 11/30/20	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Western Express, Inc., Second Lien Term Loan	$111,950,795	Discounted Cash Flow Model	Illiquidity Premium Implied Rating	N/A N/A	3.69% B+	(a)
(a)	The Fund fair values certain corporate loans using a discounted cash flow model which incorporates the company’s earnings before interest, taxes, depreciation, and amortization and leverage to determine an implied rating. The yield to maturity on other issues with similar leverage and rating is used as a basis for the discount rate, with an additional illiquidity premium applied. The illiquidity premium was determined based on the implied discount rate at origination. The Adviser periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation. Such security’s fair valuation could increase (decrease) significantly based on a decrease (increase) in the illiquidity premium. Such security’s fair valuation could also increase (decrease) based on an increase (decrease) in the implied rating or a decrease (increase) in the yield to maturity on other issues.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Senior Floating Rate Fund